Fair Value Measurements (Details) - Schedule of Change in the Fair Value of the Derivative Warrant Liabilities - Level 3 [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of Change in the Fair Value of the Derivative Warrant Liabilities [Line Items]
Derivative warrant liabilities at January 1, 2021
Derivative warrant liabilities at December 31, 2021
Issuance of Public and Private Placement Warrants	59,715,000
Change in fair value of derivative warrant liabilities	(25,519,580)
Transfer of Public Warrants to Level 1	(27,168,750)
Transfer of Private Warrants to Level 2	$ (7,026,670)